COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 11 – COMMITMENTS AND CONTINGENCIES

Leases

The Company leases its corporate offices at 6400 Congress Avenue, Suite 2050, Boca Raton, Florida 33487 under a long-term non-cancellable lease agreement, which contains renewal options. The lease, which was entered into on August 25, 2014 was amended on July 30, 2015 to increase the original approximate 2,014 square feet to approximately 4,450 square feet.  The term of the lease was extended and will terminate on March 14, 2019 at a current base rent of for a term of approximately $8,978 per month for the first twelve months with a 3% escalation each year. An additional security deposit of $2,500 was required. Rent is all-inclusive and includes electricity, heat, air-conditioning, and water. The original rent commencement date is October 11, 2014 and will expire on March 14, 2019.

The Company leases retail space for its product sales division at 4900 Linton Boulevard, Bay 17A, Delray Beach, FL 33445 under a long-term, non-cancellable lease agreement, which contains renewal options. The lease, which was entered into on August 25, 2014, is for approximately 2,150 square feet for a term of 36 months in Delray Beach, Florida at a base rent of approximately $2,329 per month for the first twelve months with a 3% escalation each year. A security deposit of $3,865, first month's prepaid rent of $3,865, and last month's prepaid rent of $4,015 was paid upon lease execution. The lease is a triple net lease. Common area maintenance is approximately $1,317 per month for the first twelve months with annual escalations not to exceed 4%. The rent commencement date is October 1, 2014 and was initially set to expire on September 30, 2017.  In January 2017, this lease was modified and extended concurrent with the expansion of our retail space in the same location.

In January 2017, the Company entered into an additional lease and modified and extended our existing lease for our retail site.  The new lease agreement provides for an additional 2,720 square feet adjacent to our existing Delray Beach FL location commencing February 1, 2017, expiring January 31, 2022.  This lease provides for an initial monthly base rental of $1,757, representing a one-half reduction in rental payments for the first year as an accommodation.  Minimum base rental for year two is $3,513 per month, escalating 3% per year thereafter.  The Company also provided a $10,000 security deposit and prepaid $96,940 in future rents on the facility through the funding of certain leasehold improvements. Simultaneously, the Company modified our existing lease on the initial space, extending this lease to coincide with the new space, expiring January 31, 2022, at an initial base rental of $2,471 per month, escalating 3% per year thereafter.

On December 16, 2016, with an effective date of December 15, 2016 under the terms of the Asset Purchase Agreement, we acquired the assets constituting the Black Helmet apparel business including various website properties and content, social media content, inventory and other intellectual property rights. (See Note 3)  We also acquired the right to assume the lease of their warehouse facility consisting of approximately 2,667 square feet.  The lease was renewed for a three year term in April 2016 with an initial base rental rate of $1,641 per month, escalating at approximately 3% per year thereafter.

Future minimum lease commitments due for facilities under non-cancellable operating leases at December 31, 2016 are as follows:

Operating Leases
2017	$190,372
2018	211,726
2019	101,157
2020 and thereafter	165,659
Total minimum lease payments	$668,914

Rent expense for the years ended December 31, 2016 and 2015 was $177,150 and $120,162 respectively.

Legal

From time-to-time, we may be involved in litigation or be subject to claims arising out of our operations or content appearing on our websites in the normal course of business. Although the results of litigation and claims cannot be predicted with certainty, we currently believe that the final outcome of these ordinary course matters will not have a material adverse effect on our business.  Regardless of the outcome, litigation can have an adverse impact on our company because of defense and settlement costs, diversion of management resources and other factors.

Other Commitments

The Company entered into various contracts or agreements in the normal course of business, which may contain commitments. During the years ended December 31, 2016 and 2015, the Company entered into agreements with third party vendors to supply website content and data, website software development, advertising, public relations, and legal services. All of these commitments contain provisions whereby either party may terminate the agreement with specified notice, normally 30 days, and with no further obligation on the part of either party.

During the years ended December 31, 2016 and 2015, the Company entered into agreements with third parties related to websites acquired during the respective periods as further discussed in Note 3. In connection with the two acquisitions made in 2016, the Company entered into a management agreement associated with the WarIsBoring website at $5,000 per month through November 18, 2018, and two service agreements in connection the Black Helmet Apparel acquisition at $6,250 per month, each, through December 15, 2019, plus the ability to earn bonuses ranging from $50,000 for the year ending December 31, 2017 to $100,000 for the year ending December 31, 2019 each based upon the satisfaction of certain revenue and gross margin targets.  Future contingent milestone payments under the acquisitions made in 2015 totaled approximately $40,000 and $40,000 for 2016 and 2015, respectively.

Total payments for the years ended December 31, 2016 and 2015 was $120,250 and $164,550 respectively.

Contractual commitments remaining under various acquisition related agreements total: $245,000 in 2017; $205,000 in 2018; $144,000 in 2019 and $0 for 2020 and 2021, respectively.

The Company entered into an Executive Employment Agreement with our Chief Executive Officer, with an effective date of June 1, 2014. Under the terms of this agreement, the Company will compensate the Chief Executive Officer with a base salary of $75,000 annually, and he is entitled to receive discretionary bonuses as may be awarded by the Company's board of directors from time to time. The initial term of the agreement is three years, and the Company may extend it for an additional one-year period upon written notice at least 180 days prior to the expiration of the term.

The Chief Executive Officer's base annual salary was increased to $77,500 in January, 2015, $96,000 in July 2015, and to $125,000 effective October 1, 2015 upon recommendation of the Compensation Committee of the board of directors. In May 2016 the Chief Executive Officer orally agreed to a reduction in his base salary to $95,000 per annum.

The agreement will terminate upon the Chief Executive Officer's death or disability. In the event of a termination upon his death, the Company is obligated to pay his beneficiary or estate an amount equal to one year base salary plus any earned bonus at the time of his death. In the event the agreement is terminated as a result of his disability, as defined in the agreement, he is entitled to continue to receive his base salary for a period of one year. The Company is also entitled to terminate the agreement either with or without case, and the Chief Executive Officer is entitled to voluntarily terminate the agreement upon one year's notice to the Company. In the event of a termination by the Company for cause, as defined in the agreement, or voluntarily by the Chief Executive Officer, the Company is obligated to pay him the base salary through the date of termination. In the event the Company terminates the agreement without cause, the Company is obligated to give him one years' notice of the Company's intent to terminate and, at the end of the one year period, pay an amount equal to two times his annual base salary together with any bonuses which may have been earned as of the date of termination. A constructive termination of the agreement will also occur if the Company materially breaches any term of the agreement or if a successor company to Bright Mountain Acquisition Corporation fails to assume the Company's obligations under the employment agreement. In that event, the Chief Executive Officer will be entitled to the same compensation as if the Company terminated the agreement without cause.

The employment agreement contains customary non-compete and confidentiality provisions. The Company also agreed to indemnify the Chief Executive Officer pursuant to the provisions of the Company's Amended and Restated Articles of Incorporation and Amended and Restated By-laws.